Related Party Transactions - Schedule of Accounts Receivable Resulting from the Related Party Transactions (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 19.1	$ 4.4
Trade account receivables	16.4	23.6
Vitol Group of Companies [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	0.1	0.1
Trade account receivables	11.8	18.8
VTTI Group of Companies [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	19.0	4.3
Trade account receivables	$ 4.6	$ 4.8